                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21878

                  Oppenheimer Rochester Maryland Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                                                 Coupon     Maturity        Value
-----------                                                                               ------    ----------   ------------
Municipal Bonds and Notes--116.5%
Maryland--59.6%
$    20,000  Anne Arundel County, MD Solid Waste                                          5.300%    09/01/2011   $     20,072
     40,000  Anne Arundel County, MD Solid Waste(1)                                       5.400     09/01/2013         40,111
    500,000  Anne Arundel County, MD Special Obligation (National Business Park-North)    6.100     07/01/2040        469,545
     20,000  Baltimore, MD Convention Center(1)                                           5.500     09/01/2014         20,065
    250,000  Baltimore, MD Convention Center (Baltimore Hotel Corp.)(1)                   5.000     09/01/2014        255,693
  1,095,000  Baltimore, MD Convention Center (Baltimore Hotel Corp.)(1)                   5.250     09/01/2021      1,012,667
      5,000  Baltimore, MD GO(1)                                                          5.000     10/15/2015          5,017
  1,734,000  Baltimore, MD Special Obligation (North Locust Point)(1)                     5.500     09/01/2034      1,506,985
  3,935,000  Brunswick, MD Special Obligation (Brunswick Crossing)(1)                     5.500     07/01/2036      2,819,148
     20,000  Dawson-Adams, MD Devel. Corp. (Co-Op Hsg.)                                   7.375     11/01/2014         20,078
     10,000  Dawson-Adams, MD Devel. Corp. (Co-Op Hsg.)                                   7.375     11/01/2019         10,039
    125,000  Frederick County, MD Economic Devel. (YMCA of Frederick)                     6.000     10/01/2023        107,908
  2,000,000  Frederick County, MD Educational Facilities (Mount St. Mary's College)(1)    5.000     09/01/2030      1,685,120
    200,000  Frederick County, MD Educational Facilities (Mount St. Mary's College)(1)    5.625     09/01/2038        175,794
     15,000  Frederick County, MD Special Obligation (Lake Linganore)                     5.700     07/01/2029         13,408
     15,000  Frederick, MD (Carrollton Apartments)                                        5.650     09/01/2013         15,045
  1,350,000  Howard County, MD Retirement Community (Vantage House Facility)(1)           5.250     04/01/2037        986,526
    250,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     4.850     09/01/2047        222,580
    500,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     4.900     09/01/2037        449,245
     15,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.050     07/01/2018         15,007
     25,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.050     07/01/2028         24,265
     10,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.100     07/01/2016         10,049
     30,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.100     07/01/2023         30,003
     50,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.100     07/01/2033         47,313
     40,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.125     05/01/2022         40,274
     95,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.150     07/01/2028         93,281
     35,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)        5.200     09/01/2022         35,009


                1 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                                                 Coupon     Maturity        Value
-----------                                                                               ------    ----------   ------------
$   175,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.200%    07/01/2024   $    176,223
     25,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.200     07/01/2031         24,294
  1,905,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.200     03/01/2048      1,762,830
    330,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.250     09/01/2029        323,060
     50,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.350     07/01/2023         50,379
     70,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.350     09/01/2032         69,049
     75,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.350     07/01/2041         71,851
    320,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.375     09/01/2022        320,118
    175,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.375     09/01/2024        175,089
     10,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.400     07/01/2022         10,028
  3,000,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.450     07/01/2043      2,906,850
     25,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.500     07/01/2022         25,243
     50,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.550     07/01/2017         50,048
     35,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.550     07/01/2027         35,005
     25,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.550     07/01/2031         25,015
     25,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.650     07/01/2027         25,006
    130,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.650     07/01/2039        129,996
     20,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.700     07/01/2017         20,022
    265,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)        5.750     07/01/2039        264,995
      5,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     5.850     07/01/2027          5,002
     40,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)        5.875     07/01/2021         40,036
     30,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)        5.950     07/01/2023         30,012
     90,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)        6.000     07/01/2032         90,031
    560,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)        6.000     07/01/2039        560,140
     10,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     6.150     01/01/2021         10,012


                2 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                                                 Coupon     Maturity        Value
-----------                                                                               ------    ----------   ------------
$   270,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     6.250%    07/01/2031   $    270,151
     40,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)     6.250     07/01/2032         40,022
    250,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.
             -Water Landing II Apts.)(1)                                                  5.875     08/01/2033        252,303
    135,000  MD Community Devel. Administration (Dept. of Hsg.& Community Devel.)(1)      5.150     03/01/2018        135,112
    180,000  MD Community Devel. People's Resource Center (Auburn Manor Apartments)(1)    5.300     10/01/2028        179,993
    380,000  MD Community Devel. People's Resource Center (Residential)(1)                5.250     09/01/2019        380,429
      5,000  MD EDC (Maryland Aviation Administration Facilities)(1)                      5.000     06/01/2027          4,813
  1,000,000  MD EDC (Transition Facilities)(1)                                            5.750     06/01/2035        944,900
     95,000  MD EDC Student Hsg. (Allegheny College Hsg.)                                 5.750     09/01/2020         82,053
     15,000  MD EDC Student Hsg. (Allegheny College Hsg.)                                 6.000     09/01/2032         11,494
    270,000  MD EDC Student Hsg. (Bowie State University)(1)                              5.375     06/01/2033        217,858
    450,000  MD EDC Student Hsg. (Bowie State University)(1)                              6.000     06/01/2023        419,036
  1,140,000  MD EDC Student Hsg. (Collegiate Hsg. Foundation)(1)                          6.000     06/01/2030      1,081,165
     85,000  MD EDC Student Hsg. (Morgan State University)(1)                             6.000     07/01/2034         74,737
     85,000  MD EDC Student Hsg. (University Village at Sheppard Pratt)                   5.875     07/01/2021         78,150
     40,000  MD EDC Student Hsg. (University Village at Sheppard Pratt)                   6.000     07/01/2033         33,640
     10,000  MD Energy Financing Administration (Cogeneration-AES Warrior Run)            7.400     09/01/2019         10,000
  1,000,000  MD H&HEFA (Anne Arundel Medical Center)(1)                                   6.750     07/01/2039      1,096,770
    500,000  MD H&HEFA (Charlestown Community)                                            6.125     01/01/2030        499,165
  1,000,000  MD H&HEFA (Charlestown Community)(1)                                         6.250     01/01/2041        984,030
  1,500,000  MD H&HEFA (Doctors Community Hospital)(1)                                    5.750     07/01/2038      1,323,735
    125,000  MD H&HEFA (Edenwald)                                                         5.200     01/01/2024        117,891
  1,010,000  MD H&HEFA (Edenwald)(1)                                                      5.400     01/01/2031        914,888
  1,000,000  MD H&HEFA (Edenwald)(1)                                                      5.400     01/01/2037        870,720
     25,000  MD H&HEFA (Johns Hopkins Hospital)(1)                                        5.500     07/01/2026         24,999
     45,000  MD H&HEFA (Johns Hopkins Medicine)(1)                                        5.000     07/01/2033         39,762
    540,000  MD H&HEFA (King Farm Presbyterian Community)(1)                              5.000     01/01/2017        515,479
  3,780,000  MD H&HEFA (King Farm Presbyterian Community)(1)                              5.300     01/01/2037      2,615,873
 10,000,000  MD H&HEFA (Medstar Health)(2)                                                5.250     05/15/2046      9,647,700
     30,000  MD H&HEFA (Medstar Health)(1)                                                5.500     08/15/2033         30,056
     50,000  MD H&HEFA (Mercy Medical Center)(1)                                          5.625     07/01/2031         48,262
  1,500,000  MD H&HEFA (Peninsula United Methodist Homes of Maryland)                     5.750     10/01/2019      1,199,400
     60,000  MD H&HEFA (Peninsula United Methodist Homes of Maryland)                     5.750     10/01/2026         44,713
     50,000  MD H&HEFA (Roland Park Place)                                                5.500     07/01/2014         50,018
     50,000  MD H&HEFA (Roland Park Place)                                                5.625     07/01/2018         48,013
     50,000  MD H&HEFA (Union Hospital of Cecil County)(1)                                5.100     07/01/2022         50,198


                3 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                                                 Coupon     Maturity        Value
-----------                                                                               ------    ----------   ------------
$   250,000  MD H&HEFA (Upper Chesapeake)(1)                                              6.000%    01/01/2038   $    256,163
     50,000  MD H&HEFA (Washington Christian Academy)                                     5.250     07/01/2018         21,420
    300,000  MD H&HEFA (Washington Christian Academy)                                     5.500     07/01/2038        128,520
     20,000  MD Industrial Devel. Financing Authority (Bon Secours Health System)(1)      5.500     08/15/2015         20,038
     50,000  MD Industrial Devel. Financing Authority (Bon Secours Health System)(1)      5.500     08/15/2020         50,031
    500,000  MD Industrial Devel. Financing Authority (Synagro Baltimore)(1)              5.625     12/01/2016        518,270
     40,000  MD Stadium Authority (Ocean City Convention Center)(1)                       5.375     12/15/2012         40,150
     20,000  MD Stadium Authority (Ocean City Convention Center)(1)                       5.375     12/15/2013         20,075
     25,000  MD Stadium Authority (Ocean City Convention Center)(1)                       5.375     12/15/2015         25,099
     85,000  MD Transportation Authority (Baltimore/Washington International Airport)(1)  5.250     03/01/2027         84,127
     50,000  Montgomery County, MD Hsg. Opportunities Commission (HP Landings Edge)       5.050     07/01/2028         49,997
     10,000  Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.)(1)    6.050     07/01/2026         10,007
    100,000  Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.),
             Series A(1)                                                                  5.500     07/01/2031        100,034
    175,000  Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.),
             Series A(1)                                                                  5.600     07/01/2042        173,719
     40,000  Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.),
             Series B(1)                                                                  5.000     07/01/2023         40,074
    185,000  Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.),
             Series B(1)                                                                  5.200     07/01/2044        172,020
    110,000  Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.),
             Series B(1)                                                                  5.250     07/01/2029        108,338
      5,000  Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.),
             Series B(1)                                                                  6.000     07/01/2020          5,005
      5,000  Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.),
             Series B(1)                                                                  6.300     07/01/2016          5,007
  1,935,000  Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.),
             Series B(1)                                                                  6.400     07/01/2028      1,936,664
     55,000  Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.),
             Series C(1)                                                                  7.150     07/01/2023         55,080
    200,000  Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)     5.842(3)  07/01/2033         52,086
    220,000  Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.),
             Series A                                                                     5.535(3)  07/01/2028         82,969
    750,000  Montgomery County, MD Hsg. Opportunities Commission, Series A(1)             5.650     11/01/2033        751,463
  3,500,000  Prince Georges County, MD Special District (Victoria Falls)(1)               5.250     07/01/2035      2,893,240
  1,000,000  Salisbury, MD Special Obligation (Villages at Aydelotte Farm)(1)             5.250     01/01/2037        585,220
                                                                                                                  -----------
                                                                                                                   49,852,925


                4 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                                                 Coupon     Maturity        Value
-----------                                                                               ------    ----------   ------------
U.S. Possessions--56.9%
$   120,000  Guam GO(1)                                                                   5.125%    11/15/2027   $    108,994
    200,000  Guam GO(1)                                                                   5.250     11/15/2037        179,674
    400,000  Guam GO(1)                                                                   6.750     11/15/2029        428,896
  2,600,000  Guam GO(1)                                                                   7.000     11/15/2039      2,820,142
  1,000,000  Guam Government Waterworks Authority & Wastewater System(1)                  5.625     07/01/2040        919,920
    250,000  Guam Government Waterworks Authority & Wastewater System(1)                  5.875     07/01/2035        243,763
     65,000  Guam Power Authority, Series A                                               5.250     10/01/2023         61,860
    800,000  Guam Power Authority, Series A(1)                                            5.500     10/01/2030        777,408
    620,000  Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)(1)       5.250     06/01/2032        560,858
  2,815,000  Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)(1)       5.625     06/01/2047      2,438,043
    975,000  Northern Mariana Islands Commonwealth, Series A(1)                           5.000     06/01/2017        877,617
  1,980,000  Northern Mariana Islands Commonwealth, Series A(1)                           5.000     06/01/2030      1,586,138
  1,500,000  Puerto Rico Aqueduct & Sewer Authority(1)                                    0.000(4)  07/01/2024      1,483,800
  1,950,000  Puerto Rico Aqueduct & Sewer Authority(1)                                    6.000     07/01/2044      1,957,001
    655,000  Puerto Rico Children's Trust Fund (TASC)(1)                                  5.375     05/15/2033        615,635
    165,000  Puerto Rico Children's Trust Fund (TASC)(1)                                  5.500     05/15/2039        145,667
  1,330,000  Puerto Rico Children's Trust Fund (TASC)(1)                                  5.625     05/15/2043      1,173,419
 52,750,000  Puerto Rico Children's Trust Fund (TASC)                                     6.581(3)  05/15/2050      1,205,865
 39,500,000  Puerto Rico Children's Trust Fund (TASC)                                     7.625(3)  05/15/2057        370,115
    500,000  Puerto Rico Commonwealth GO(1)                                               6.000     07/01/2039        505,970
    750,000  Puerto Rico Commonwealth GO(1)                                               6.500     07/01/2037        804,060
    165,000  Puerto Rico Electric Power Authority, Series AAA(1)                          5.250     07/01/2026        164,654
    520,000  Puerto Rico Electric Power Authority, Series AAA(1)                          5.250     07/01/2027        516,032
    870,000  Puerto Rico Electric Power Authority, Series AAA(1)                          5.250     07/01/2028        861,170
    300,000  Puerto Rico Electric Power Authority, Series AAA(1)                          5.250     07/01/2029        292,380
    315,000  Puerto Rico Electric Power Authority, Series AAA(1)                          5.250     07/01/2030        304,920
    330,000  Puerto Rico Electric Power Authority, Series AAA(1)                          5.250     07/01/2031        317,189
  1,500,000  Puerto Rico Highway & Transportation Authority(1)                            5.500     07/01/2030      1,473,615
  1,000,000  Puerto Rico Infrastructure(1)                                                5.000     07/01/2046        892,510
    110,000  Puerto Rico Infrastructure (Mepsi Campus)                                    5.600     10/01/2014        108,712
    430,000  Puerto Rico Infrastructure (Mepsi Campus)                                    6.250     10/01/2024        410,693
  1,165,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                                 6.500     10/01/2037      1,062,247
    150,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                            5.000     03/01/2036        126,864
    440,000  Puerto Rico Port Authority (American Airlines), Series A                     6.250     06/01/2026        381,176
    550,000  Puerto Rico Public Buildings Authority(1)                                    6.250     07/01/2031        588,379
    500,000  Puerto Rico Public Buildings Authority(1)                                    6.500     07/01/2030        528,720
  2,350,000  Puerto Rico Public Buildings Authority(1)                                    6.750     07/01/2036      2,503,032
    500,000  Puerto Rico Public Buildings Authority(1)                                    7.000     07/01/2021        550,940
    750,000  Puerto Rico Public Buildings Authority(1)                                    7.000     07/01/2025        810,705
 10,000,000  Puerto Rico Sales Tax Financing Corp., Series A                              6.130(3)  08/01/2043      1,202,700


                5 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                                                 Coupon     Maturity       Value
-----------                                                                               ------    ----------   -----------
$ 1,000,000  Puerto Rico Sales Tax Financing Corp., Series C(1)                           0.000%(4) 08/01/2032   $    789,540
  8,000,000  Puerto Rico Sales Tax Financing Corp., Series C(2)                           5.750     08/01/2057      8,275,360
  1,000,000  Puerto Rico Sales Tax Financing Corp., Series C(1)                           6.000     08/01/2039      1,024,080
    200,000  University of Puerto Rico, Series Q(1)                                       5.000     06/01/2030        179,774
    100,000  University of V.I., Series A                                                 6.000     12/01/2024         98,238
    100,000  V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)(1)           5.000     10/01/2023        100,523
  2,500,000  V.I. Public Finance Authority (Hovensa Refinery)(1)                          4.700     07/01/2022      2,184,375
    600,000  V.I. Public Finance Authority (Hovensa Refinery)(1)                          5.875     07/01/2022        581,742
    150,000  V.I. Public Finance Authority (Hovensa Refinery)(1)                          6.125     07/01/2022        148,599
    500,000  V.I. Public Finance Authority (Matching Fund Loan Note)(1)                   5.250     10/01/2021        511,525
    440,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)                            5.000     05/15/2031        365,147
  1,000,000  V.I. Water & Power Authority, Series A(1)                                    5.000     07/01/2031        918,260
                                                                                                                 ------------
                                                                                                                   47,538,646
                                                                                                                 ------------
Total Investments, at Value (Cost $103,290,728)-116.5%                                                             97,391,571
Liabilities in Excess of Other Assets-(16.5)                                                                      (13,805,370)
                                                                                                                 ------------
Net Assets-100.0%                                                                                                $ 83,586,201
                                                                                                                 ============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                                                 LEVEL 3--
                              LEVEL 1--         LEVEL 2--        SIGNIFICANT
                              UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                            -------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Maryland                      $--           $49,852,925           $--       $49,852,925
   U.S. Possessions               --            47,538,646            --        47,538,646
                                 ---           -----------           ---       -----------
Total Assets                     $--           $97,391,571           $--       $97,391,571
                                 ---           -----------           ---       -----------


                6 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

EDC       Economic Devel. Corp.
GO        General Obligation
H&HEFA    Hospitals and Higher Education Facilities Authority
HP        Healthpartners
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing


                7 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $11,000,000 as of December 31, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2010, municipal bond holdings with a value of $17,923,060 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $11,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund


                8 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                    COUPON    MATURITY
   AMOUNT                  INVERSE FLOATER(1)                RATE (2)     DATE        VALUE
----------   ---------------------------------------------   --------   --------   ----------
$5,000,000   MD H&HEFA ROLs(3)                                 8.255%    5/15/46   $4,647,700
 2,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)    17.098      8/1/57    2,275,360
                                                                                   ----------
                                                                                   $6,923,060
                                                                                   ==========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 7 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $11,000,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $92,302,474(1)
                                 ===========
Gross unrealized appreciation    $ 2,283,749
Gross unrealized depreciation     (8,183,155)
                                 -----------
Net unrealized depreciation      $(5,899,406)
                                 ===========

(1.) The Federal tax cost of securities does not include cost of $10,988,503, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                9 | Oppenheimer Rochester Maryland Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011